Loan Receivable, Net (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
1-89 Days Past Due	$ 2,031,231	$ 38,280,319
90-179 Days Past Due	15,421,951	35,193,296
180-365 Days Past Due	67,876,989	4,284,361
Over 1 year Past Due	69,076,199	7,866,437
Total Past Due	154,406,370	85,624,413
Current	67,101,896	95,932,372
Total Loans	221,508,266	181,556,785
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
1-89 Days Past Due	1,856,751	9,976,350
90-179 Days Past Due	1,129,755	4,368,880
180-365 Days Past Due	27,739,900	507,116
Over 1 year Past Due	12,248,816	6,925,968
Total Past Due	42,975,222	21,778,314
Current	65,938,700	34,437,508
Total Loans	108,913,922	56,215,822
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
1-89 Days Past Due	174,480	28,303,969
90-179 Days Past Due	14,292,196	30,824,416
180-365 Days Past Due	40,137,089	3,777,245
Over 1 year Past Due	56,827,383	940,469
Total Past Due	111,431,148	63,846,099
Current	1,163,196	61,494,864
Total Loans	$ 112,594,344	$ 125,340,963